Shareholder Report, Holdings (Details) - Institutional Class	Jun. 30, 2024
United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Berkshire Hathaway [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Texas Pacific Land [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Arthur J. Gallagher [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Aflac [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Alphabet [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%
Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%